Roundhill Generative AI & Technology ETF
Schedule of Investments
July 31, 2026 (Unaudited)
COMMON STOCKS - 99.6%	Shares	Value
Industrial Products - 3.1%
Schneider Electric SE	75,572	$25,180,523
Vertiv Holdings Co. - Class A	125,674	30,359,068
		55,539,591

Media - 9.2%
Alphabet, Inc. - Class A	291,909	103,957,552
Baidu, Inc. - Class A, ADR(a)	207,076	23,008,214
Meta Platforms, Inc. - Class A	61,932	34,478,164
		161,443,930

Retail & Wholesale - Discretionary - 2.8%
Amazon.com, Inc.(a)	181,856	49,388,452

Software & Tech Services - 16.7%
CoreWeave, Inc. - Class A(a)	631,797	45,344,071
CrowdStrike Holdings, Inc. - Class A(a)	138,735	26,478,962
Knowledge Atlas Technology JSC Ltd.(a)	289,835	36,499,192
Microsoft Corp.	105,075	48,830,454
Minimax Group, Inc. - Class A(a)	736,668	21,663,390
Nebius Group NV - Class A(a)	269,310	51,279,317
Oracle Corp.	273,242	35,485,939
Snowflake, Inc. - Class A(a)	96,748	28,374,253
		293,955,578

Tech Hardware & Semiconductors - 63.0%(b)
Advanced Micro Devices, Inc.(a)	125,299	59,661,119
Advantest Corp.	180,477	36,837,824
Arista Networks, Inc.(a)	211,021	38,057,637
ARM Holdings PLC, ADR(a)	172,512	41,349,401
ASML Holding NV	29,225	47,607,525
Astera Labs, Inc.(a)	144,624	45,011,328
BE Semiconductor Industries NV	97,267	22,186,254
Broadcom, Inc.	194,596	75,752,331
Celestica, Inc.(a)	88,133	29,210,802
Cerebras Systems, Inc. - Class A(a)	82,466	16,386,819
Coherent Corp.(a)	90,460	23,781,029
Credo Technology Group Holding Ltd.(a)	157,460	32,592,645
Dell Technologies, Inc. - Class C	62,402	25,295,899
Disco Corp.	39,941	14,669,491
Hanmi Semiconductor Co., Ltd.	113,453	17,069,277
Hewlett Packard Enterprise Co.	487,645	23,358,196
Ibiden Co., Ltd.	153,668	16,068,910

Intel Corp.(a)	202,469	$18,262,704
Lumentum Holdings, Inc.(a)	33,697	24,057,636
Marvell Technology, Inc.	141,125	26,469,405
Micron Technology, Inc.	68,817	56,638,456
Monolithic Power Systems, Inc.	12,268	17,494,536
NVIDIA Corp.	562,627	112,947,370
Quanta Computer, Inc.	1,704,890	15,377,191
Samsung Electronics Co., Ltd.	315,862	58,156,537
SK Hynix, Inc.	60,979	73,481,042
Super Micro Computer, Inc.(a)	1,019,101	28,942,468
Taiwan Semiconductor Manufacturing Co., Ltd.	540,078	40,523,814
Unimicron Technology Corp.	1,221,470	29,744,017
Wistron Corp.	3,399,695	18,513,764
Zhongji Innolight Co., Ltd.	160,665	21,477,638
		1,106,983,065

Telecommunications - 4.8%
SK Telecom Co., Ltd.	1,244,178	39,353,350
SoftBank Group Corp.	1,344,563	44,417,657
		83,771,007

TOTAL COMMON STOCKS (Cost $1,456,067,539)		1,751,081,623

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(c)	13,395,060	13,395,060

TOTAL SHORT-TERM INVESTMENTS (Cost $13,395,060)		13,395,060

TOTAL INVESTMENTS - 100.4% (Cost $1,469,462,599)		$1,764,476,683
Liabilities in Excess of Other Assets - (0.4)%		(7,264,021)
TOTAL NET ASSETS - 100.0%		$1,757,212,662

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
JSC	Joint Stock Company
PLC	Public Limited Company

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.